Redeemable Non-controlling Interest (Tables)	12 Months Ended
Dec. 31, 2019
Redeemable Non-controlling Interest
Schedule of redeemable non-controlling interest

	For the Year Ended
	December 31,
	2017	2018	2019
	RMB	RMB	RMB
Balance as of January 1	5,082	5,582	7,587
Gain (loss)	(298)	2,001	1,120
Accretion of redeemable non-controlling interest	798	—	629
Foreign currency translation adjustment, net of nil income taxes	—	4	1
Balance as of December 31	5,582	7,587	9,337